Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,861,000
Previously Paid Amount	0.00
Total Fee Amount	1,815.92
Total Offset Amount	0.00
Net Fee	1,815.92
Narrative - Max Aggregate Offering Price	$ 11,861,000
Final Prospectus	true